RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties:	Relationship with the Company
Mr. Peter Wang	Chairman, Chief Executive Officer, and principal shareholder of the Company
Mr. Yeung Heung Yeung	A principal shareholder of the Company, director of CAG Cayman and former director of CEG
Ms. Yan Yinjing	Immediate family of Mr. David Ming He, the former acting Chief Financial Officer of Cenntro until November 2020
Mr. Zhong Wei	Chief Technology Officer of the Company
Ms. Xu Cheng	Immediate family of Mr. Chris Xiongjian Chen, former Chief Operating Officer of CAG Cayman
CAG Cayman	Mr. Peter Wang is a principal shareholder
Devirra Corporation Limited and its subsidiaries (Collectively referred to the “Devirra Group”)	Entities controlled by CAG Cayman
Cenntro Holding Limited	Ultimately controlled by Mr. Peter Wang
Zhejiang Zhongchai Machinery Co., Ltd (“Zhejiang Zhongchai”)	Ultimately controlled by Mr. Peter Wang
Zhejiang RAP	An entity significantly influenced by Hangzhou Ronda Tech Co., Limited
Jiangsu Rongyuan	An entity significantly influenced by Hangzhou Ronda Tech Co., Limited
Hangzhou Hezhe Energy Technology Co., Ltd	An entity significantly influenced by Hangzhou Ronda Tech Co., Limited
Zhuhai Hengzhong Industrial Investment Fund (Limited Partner) (“Zhuhai Hengzhong”)	Mr. Peter Wang served as General Partner
Shenzhen Yuanzheng Investment Development Co. Ltd (“Shenzhen Yuanzheng“)	Controlled by Mr. Yeung Heung Yeung
Bendon Limited	Controlled by Mr. Justin Davis-Rice, a director of CEGL
Shanghai Hengyu Enterprise Management Consulting Co., Ltd (“Shanghai Hengyu”)	Ultimately controlled by Mr. Peter Wang

Related party transactions

During the years ended December 31, 2021, 2020 and 2019, the Company had the following material related party transactions.

	For the Years Ended December 31,
	2021	2020	2019
Interest income from a related party
Zhejiang RAP	$23,114	$69,523	$53,093

Purchase of raw materials from related parties
Devirra Group	-	-	1,002,086
Zhejiang Zhongchai	-	-	393,277
Jiangsu Rongyuan	24,799	-	560,120
Hangzhou Hezhe Energy Technology Co., Ltd	1,219,621	-	-

Consulting service provided by a related party
Shanghai Hengyu	29,919	107,905	121,596

Interest expense on loans provided by related parties
Mr. Yeung Heung Yeung	132,000	96,559	-
Mr. Zhong Wei	6,039	109,726	71,019
Others	40,005	72,483	52,466

Reclassification of loan payable from due to a related party to other current liabilities
Yan Yinjing(1)	-	143,153	-

(1)
Yan Yinjing is the immediate family of Mr. David Ming He, former acting Chief Financial Officer of Cenntro until November 2020. Therefore, the loan payable to Ms. Yan Yinjing has been reclassified to accrued expense and other current liabilities as of December 31, 2020.

Amounts due from Related Parties – current

The following table presents amounts due from related parties as of December 31, 2021 and 2020.

	As of December 31,
	2021	2020
Hangzhou Hezhe(1)	817,640	-
Zhejiang Zhongchai (2)	412,797	464,066
Shanghai Hengyu	2,197	-
Jiangsu Rongyuan(3)	166,911	241,046
Devirra Group(4)	-	$637,078
Total	1,399,545	1,342,190
Less: provision for receivable from a related party (2)	(166,911)	(241,046)
Amounts due from related parties, net	$1,232,634	$1,101,144

(1)	The balance mainly represents the prepayment for raw material to the related party.

(2)
The balances mainly represent accounts receivable relating to the sale of industrial equipment of $340,770 and advances to Zhejiang Zhongchai for daily operational purposes of $72,027 as of December 31, 2021.

(3)
The balances mainly represent advances to related parties for daily operational purposes. The business conditions of Jiangsu Rongyuan deteriorated and, as a result, the Company recognized provision for receivables of nil, $227,807 and $206,187 for the years ended December 31, 2021, 2020 and 2019, respectively. For the year ended December 31, 2020, the Company wrote off the balance of provision that it recognized in 2019. The Company reversed the provision of $78,931 for the year ended December 31, 2021 due to the repayment from the related party.

(4)
The balance represented the advances to related parties for daily operational purposes, which was due on demand. For the year ended December 31, 2021, $210,297 was collected and remaining $426,781 was forgiven.

Amounts due from Related Parties – non-current

	As of December 31,
	2021	2020
Bendon Limited (1)	$4,834,973	$-
Total	4,834,973	-
Less: provision for receivable from a related party	-	-
Amounts due from related parties -noncurrent	$4,834,973	$-

(1)	The balance represents a 5-year loan in the aggregate principal amount of $4,787,300 (New Zealand Dollar 7,000,000) to the related party, bearing interest of 2.5% annually and maturing in August 2026.

Amounts due to Related Parties

The following table presents amounts due to related parties as of December 31, 2021 and 2020.

	As of December 31,
	2021	2020
CAG Cayman (1)	$13,945,823	$226,549
Mr. Yeung Heung Yeung (2)	1,328,559	1,196,559
Shenzhen Yuanzheng (2)	416,509	370,906
Zhejiang RAP (3)	40,034	215,054
Jiangsu Rongyuan (4)	25,103	-
Mr. Zhong Wei (2)	-	923,751
Cenntro Holding Limited (5)	-	1,951
Mr. Peter Wang (2)	-	81,496
Zhuhai Hengzhong (5)	-	210,774
Ms. Xu Cheng (2)	-	21,737
Total	$15,756,028	$3,248,777

(1)
CAG Cayman was the parent company of Cenntro before the closing of the Combination. The balance represented (i) operating funds from CAG Cayman with no interest of $15,823 and (ii) a reduction of capital from Cenntro by CAG Cayman of $13,930,000 prior to the closing of the Combination. The payment by Cenntro of $13,930,000 was made to CAG Cayman in February 2022.

(2)
The balance represented the interest-bearing loan provided by related parties to the Company. The weighted average annual interest rates for the loans were 12% and 17.31% as of December 31, 2021 and 2020, respectively. The balance is due on demand.

(3)
As of December 31, 2021, the balances represented the net balance of equity investment payable of $373,631 and interest-bearing loan and interest receivable from Zhejiang RAP of $333,597, which is due on demand.

(4)	The balance represented the payable for purchase of raw material from this related party.

(5)	The balance represented the advance funds from related parties for daily operational purposes. The funds are interests-free, and repayable upon demand.